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June 23, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: ING Investors Trust
    (File Nos. 33-23512; 811-5629)
    ------------------------------

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is the definitive proxy statement, proxy card and voting instruction card for a Special Meeting of Shareholders ("Meeting") of ING Goldman Sachs Tollkeeper(SM) Portfolio ("Portfolio"), a series of ING Investors Trust ("Trust"). This filing has been marked to show changes made to the preliminary materials filed on June 6, 2006.

The Meeting is being held for the purpose of asking shareholders of the Portfolio to approve a proposed Sub-Advisory Agreement, between Directed Services, Inc. and ING Investment Management Co.

Should you have any questions, please contact the undersigned at 480-477-2648.

Very truly yours,


/s/ Paul Caldarelli
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Paul Caldarelli
Counsel
ING U.S. Legal Services

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